Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
May 31, 2024
FOO-NPRT1-0724
1.802172.120
Common Stocks - 100.4%
	Shares	Value ($)
Beverages - 38.3%
Brewers - 3.4%
Boston Beer Co., Inc. Class A (a)	148,300	46,517,261
Distillers & Vintners - 4.9%
Brown-Forman Corp. Class B (non-vtg.) (b)	323,600	14,840,296
Constellation Brands, Inc. Class A (sub. vtg.)	128,184	32,075,482
Diageo PLC	588,107	19,800,025
Duckhorn Portfolio, Inc. (a)(b)	134,100	1,082,187
		67,797,990
Soft Drinks & Non-alcoholic Beverages - 30.0%
Keurig Dr. Pepper, Inc.	4,003,727	137,127,650
Monster Beverage Corp. (a)	795,926	41,324,478
PepsiCo, Inc.	279,704	48,360,822
The Coca-Cola Co.	2,999,718	188,772,254
		415,585,204
TOTAL BEVERAGES		529,900,455
Consumer Staples Distribution & Retail - 10.8%
Consumer Staples Merchandise Retail - 8.7%
BJ's Wholesale Club Holdings, Inc. (a)	131,000	11,537,170
Dollar Tree, Inc. (a)	38,500	4,541,075
Target Corp.	236,300	36,900,608
Walmart, Inc.	1,029,100	67,673,616
		120,652,469
Drug Retail - 0.4%
Walgreens Boots Alliance, Inc.	383,700	6,223,614
Food Distributors - 0.6%
Sysco Corp.	108,356	7,890,484
Food Retail - 1.1%
Albertsons Companies, Inc.	592,800	12,235,392
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	28,900	1,686,779
Metro, Inc.	26,500	1,412,154
		15,334,325
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		150,100,892
Food Products - 14.9%
Agricultural Products & Services - 2.5%
Archer Daniels Midland Co.	424,700	26,518,268
Bunge Global SA	73,793	7,939,389
		34,457,657
Packaged Foods & Meats - 12.4%
General Mills, Inc.	166,700	11,460,625
Lamb Weston Holdings, Inc.	402,000	35,492,580
Mondelez International, Inc.	590,597	40,473,612
Nomad Foods Ltd.	781,459	13,722,420
The J.M. Smucker Co.	316,000	35,278,240
The Real Good Food Co. LLC:
Class B (a)(c)	54,867	1
Class B unit (a)(d)	54,867	28,586
The Simply Good Foods Co. (a)	54,500	2,097,705
TreeHouse Foods, Inc. (a)	404,308	14,680,423
Tyson Foods, Inc. Class A	322,766	18,478,354
		171,712,546
TOTAL FOOD PRODUCTS		206,170,203
Household Products - 19.0%
Household Products - 19.0%
Colgate-Palmolive Co.	21,900	2,035,824
Energizer Holdings, Inc. (b)	1,797,689	51,449,859
Kimberly-Clark Corp.	48,033	6,402,799
Procter & Gamble Co.	1,181,682	194,433,956
Reckitt Benckiser Group PLC	37,000	2,117,634
The Clorox Co.	53,274	7,008,727
		263,448,799
Oil, Gas & Consumable Fuels - 0.2%
Oil & Gas Refining & Marketing - 0.2%
Parkland Corp.	81,700	2,357,578
Personal Care Products - 9.7%
Personal Care Products - 9.7%
Estee Lauder Companies, Inc. Class A	384,955	47,488,049
Kenvue, Inc.	4,494,400	86,741,920
		134,229,969
Specialty Retail - 0.1%
Apparel Retail - 0.1%
Aritzia, Inc. (a)	57,100	1,426,505
Tobacco - 7.4%
Tobacco - 7.4%
Altria Group, Inc.	399,917	18,496,161
British American Tobacco PLC:
(United Kingdom)	1	31
sponsored ADR	840,100	26,068,303
JUUL Labs, Inc. Class A (a)(c)(e)(f)	2,112,421	2,260,290
Philip Morris International, Inc.	553,182	56,081,591
		102,906,376
TOTAL COMMON STOCKS (Cost $1,092,674,461)		1,390,540,777

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h) (Cost $14,729,375)	14,727,902	14,729,375

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $1,107,403,836)	1,405,270,152
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(20,582,000)
NET ASSETS - 100.0%	1,384,688,152

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,586 or 0.0% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,260,290 or 0.2% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs, Inc. Class A	2/23/24	2,254,777

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,663,301	21,897,102	23,560,403	21,091	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,105,725	88,313,467	80,689,817	1,931	-	-	14,729,375	0.1%
Total	8,769,026	110,210,569	104,250,220	23,022	-	-	14,729,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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